Borrowings	12 Months Ended
Dec. 31, 2014
Borrowings
Borrowings

(9)Borrowings

(a)Current

Short-term borrowings and current installments of long-term debt consist of the following:

	Year ended December 31,
	2013	2014
	RMB	RMB	US$

Guaranteed by bank deposits	212,038	212,807	34,298
Guaranteed by related parties	3,602,902	4,671,486	752,907
Guaranteed by property, plant and equipment	891,073	950,139	153,135
Guaranteed by accounts receivable	130,000	446,788	72,009
Unsecured loans	429,846	535,369	86,285
Current portion of long-term debt (note b)	1,450,018	3,295,466	531,133
Total short-term borrowings and current portion of long-term debt	6,715,877	10,112,055	1,629,767

Short-term borrowings outstanding (including the current portion of long-term debt) as of December 31, 2013 and 2014 bore a weighted average interest rate of 5.77% and 6.20% per annum, respectively. All short-term borrowings mature and expire at various times within one year. These facilities contain no specific renewal terms.  While the renewal of the facilities are not legally binding and cannot been drawn down upon demand, the Company has traditionally negotiated renewal of certain facilities shortly before they mature.

(b)Non-current

	Year ended December 31,
	2013	2014
	RMB	RMB	US$
Long-term bank debt:
Secured loans from China Development Bank	3,733,730	3,057,179	492,728
Unsecured loans	—	2,193,346	353,503
Guaranteed by related parties	852,283	248,667	40,078
Secured by multiple assets	374,242	379,599	61,181
Borrowings from other third parties:
Guaranteed by property, plant and equipment	598,046	274,828	44,294
	5,558,301	6,153,619	991,784
Less: current portion	(1,450,018)	(3,295,466)	(531,133)
Total long-term borrowings	4,108,283	2,858,153	460,651

In December 2008, Yingli China entered into an eight-year US$70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by TianweiYingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual installment of US$8,000 for the first two years and US$9,000 for the remaining six years, respectively, commencing in December 2009. As of December 31, 2014, the current and non-current portion of this long-term borrowing is US$ 9,000 (RMB 55,841) and US$ 9,000 (RMB 55,841), respectively.

In May 2010, TianweiYingli entered into a three-year US$20,000 loan agreement at an interest rate of 12-month LIBOR plus 1.7% per annum with Luso International Banking Ltd.  The loan is secured by Yingli Green Energy and repayable upon maturity. The bank loan was fully repaid in May 2013.

In May 2010, Yingli Hainan entered into a five-year RMB 180,000 loan agreement at an interest rate of 5.76% per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by the Company and repayable in semi-annual installment of RMB 20,000 starting from August 2011. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 20,000 (US$ 3,223) and nil, respectively.

In June 2010, Yingli Hainan entered into a five-year RMB 220,000 loan agreement at a floating interest rate of the five-year Renminbi benchmark loan rates as published by the People’s Bank of China plus an additional surcharge of 2.5% per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Green Energy and repayable in an annual installment of RMB 55,000 starting from June 2011. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 55,000 (US$ 8,864) and nil, respectively.

In July 2010, Yingli China entered into a five-year RMB 500,000 loan agreement at an interest rate of the five-year Renminbi benchmark loan rates per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual installment of RMB 70,000, RMB 140,000, RMB 170,000 and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively. The loan was fully paid in 2014.

In August 2010, TianweiYingli entered into a two-year RMB 1,000,000 loan agreement at an interest rate applicable to the Export Seller’s Credit which is renewed quarterly with the Export-Import Bank of China. The loan was fully repaid in 2012.

In February 2011, Yingli Hainan entered into a five-year RMB 400,000 loan agreement with China Merchants Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. As of December 31 2014, the Company withdrew RMB 368,000 (US$ 59,311) under this agreement. The loan is secured by Yingli Hainan’s property, plant and equipment. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 122,667 (US$ 19,770) and nil, respectively.

In March 2011, Yingli China entered into a 45-month RMB 1,000,000 loan agreement with Bank of Communications Co., Ltd. at an interest rate of three- to five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum. The loan is secured by property, plant and equipment. The loan was fully paid in 2014.

In May 2011, Yingli China entered into a 42-month RMB 1,160,000 loan agreement with Bank of China and China Citic Bank at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% of the interest rate per annum.  As of December 31, 2014, the Company withdrew RMB 481,000 (US$ 77,523) under this agreement. The loan is guaranteed by Yingli Green Energy and Yingli Group. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 192,400 (US$ 31,009) and RMB 144,300 (US$ 23,257), respectively.

In August 2011, Fine Silicon Co., Ltd. (“Fine Silicon”) entered into a five-year RMB 500,000 loan agreement with CDB Leasing Co., Ltd. at an interest rate of 6.9% per annum plus an additional surcharge of 5% of the interest rate per annum. The loan is guaranteed by property, plant and equipment.  The Company withdrew RMB 500,000 (US$ 80,585) as of December 31, 2014, under this agreement. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 131,839 (US$ 21,249) and RMB 142,989 (US$ 23,046), respectively.

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd. (“Tianjin Yingli”) borrowed an eight-year RMB 350,000 loan from China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum and an eight-year US$100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum. The loan is guaranteed by property, plant and equipment. The Company withdrew RMB 350,000 (US$ 56,410) and US$100,000 (RMB 620,460) as of December 31, 2014. As of December 31, 2014, the current and non-current portion of the RMB 350,000 (US$ 56,410) long-term borrowing is RMB 25,000 (US$ 4,029) and RMB 255,000 (US$ 41,099), respectively. As of December 31, 2014, the current and non-current portion of the US$ 100,000 (RMB 620,460) long-term borrowing is US$ 18,000 (RMB 111,683) and US$ 61,000 (RMB 378,481), respectively.

In October 2011, HengshuiYingli New Energy Resources Co., Ltd. (“HengshuiYingli”) entered into an eight-year US$50,000 loan agreement with China Development Bank at an interest of 6.31% per annum and subject to adjustment annually. The loan is guaranteed by property, plant and equipment. As of December 31, 2014, the Company withdrew US$50,000 (RMB 310,230). As of December 31, 2014, the current and non-current portion of this long-term borrowing is US$ 6,000 (RMB 37,228) and US$ 32,000 (RMB 198,547), respectively.

In November 2011, Yingli Hainan entered into an eight-year RMB 900,000 loan agreement with China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum. The loan is guaranteed by property, plant and equipment.  In May 2013, Yingli Hainan entered into an amendment to increase this loan credit limit by RMB282,150. As of December 31, 2014, the Company withdrew RMB1,182,150 (US$190,528) under this agreement. The loan is guaranteed by property, plant and equipment. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 181,600 (US$ 29,269) and RMB 637,350 (US$ 102,722), respectively.

In March 2012, Hainan Yingli entered into a seven-year US$135,000 loan agreement with China Development Bank at an interest of three-month LIBOR plus 590 basis points per annum. The Company withdrew US$135,000 (RMB 837,621) as of December 31, 2014 under this agreement. The loan is guaranteed by property, plant and equipment. As of December 31, 2014, the current and non-current portion of this long-term borrowing is US$ 21,200 (RMB 131,538) and US$ 71,400 (RMB 443,008), respectively.

In May 2012, HengshuiYingli entered into an eight-year RMB 255,000 loan agreement with China Development Bank at an interest of 7.76% per annum and subject to adjustment annually. The loan is guaranteed by Yingli China. As of December 31, 2014, the Company withdrew RMB 255,000 (US$41,099) under this agreement. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 20,000 (US$ 3,223) and RMB 209,000 (US$ 33,685), respectively.

In April 2013, Yingli China entered into a three-year US$55,000 (RMB 341,253) loan agreement with China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum.  As of December 31, 2014, the Company withdrew US$55,000 (RMB 341,253) under this agreement. As of December 31, 2014, the current and non-current portion of this long-term borrowing is nil and US$ 55,000 (RMB 341,253), respectively.

In December 2013, Yingli China entered into a 14-month RMB200,000 loan agreement with Zhongyuan Trust Ltd. Company at an interest rate of 9.725%. This loan is guaranteed by related party’s property, plant and equipment. The bank loan was fully paid in 2014.

In December 2013, HutubiYingli Sunshine New Resources Co. Ltd. (“YingliHutubi”) entered into a five-year RMB 22,500 loan agreement with Xinjiang Tianshan Rural Commercial Bank at an interest rate of 5.33%. This loan is guaranteed by equivalent bank deposit. As of December 31, 2014, the Company withdrew RMB 22,500 (US$ 3,626) under this agreement. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 200 (US$ 32) and RMB 22,100 (US$ 3,562), respectively.

In December 2013, YingliHutubi entered into a six-year RMB 55,000 loan agreement with Xinjiang Tianshan Rural Commercial Bank at an interest rate of 6.61%. This loan is guaranteed by Yingli Group and secured by solar panels with market value of RMB 68,800 (US$ 11,089). As of December 31, 2014, the Company withdrew RMB 55,000 (US$ 8,864) under this agreement. As of December 31, 2014, the current and non-current portion of this long-term borrowing is RMB 4,000 (US$ 645) and RMB 23,000 (US$ 3,707), respectively.

Future principal payments under the above long-term borrowings as of December 31, 2014 are as follows

Year ended December 31,	RMB	US$
2015	3,295,466	531,133
2016	1,228,261	197,960
2017	586,356	94,503
2018	603,499	97,266
2019	411,037	66,247
Thereafter	29,000	4,675
Total	6,153,619	991,784

As of December 31, 2014, the Company has unused lines of credit of RMB 3,486 million (US$562 million) with remaining terms less than 12 months and RMB 4,270 million (US$688 million) with remaining terms beyond 12 months.

Certain loan agreements contain financial covenants such as debt asset ratio, current ratio, quick ratio, debt service coverage ratio and interest coverage ratio.  During 2012, 2013 and 2014, the Company failed to meet certain financial covenants, for which the Company received waivers from respective banks with respect to the financial covenants.